Income Taxes (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Schedule of Component of Income Tax
The components of income (loss) from operations before income taxes, by jurisdiction, are as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2015	2014	2015	2014
Switzerland	$312,843	$(397,962)	$83,321	$(883,745)
South Africa	$(122,324)	(157,520)	(258,310)	(384,174)
United States	$(67,620)	(403,706)	(233,985)	(647,105)
Brazil	-	-	-	-
Total Net Income (Loss)	$122,899	$(959,188)	$(408,974)	$(1,915,024)

The components of income (loss) from operations before income taxes, by jurisdiction, are as follows:

			From August 24, 2005
	Years Ended December 31,		(inception) to
	2014	2013	December 31, 2014
Switzerland	$(1,561,194)	$(2,883,099)	$(20,960,178)
South Africa	(616,550)	(234,099)	(10,152,768)
United States	(920,852)	(1,301,924)	(2,238,210)
Brazil	-	-	(941,498)
Total Net Loss	$(3,098,596)	$(4,419,122)	$(34,292,654)

Schedule of Components of Income Tax Expense (Benefit)
The provision for income taxes shown in the accompanying consolidated statements of operations consists of the following for the three and six months ended June 30, 2015 and 2014:

	Three Months Ended June 30,		Six Months Ended June 30,
	2015	2014	2015	2014
Current tax provision:
Switzerland	$-	$-	$-	$-
South Africa	-	-	-	-
United States	-	-	-	-
Brazil	-	-	-	-
Total current tax provision	-	$-	-	$-

Deferred tax provision:
Switzerland	56,767	$(71,303)	15,759	$(158,070)
South Africa	(34,215)	(44,066)	(72,256)	(107,490)
United States	(23,667)	(141,297)	(81,894)	(226,487)
Brazil	235,375	-	235,375	-
Change in valuation allowance	(234,260)	256,666	(96,984)	492,047
Total deferred provision	-	-	-	-

Total	$-	$-	$-	$-

The provision for income taxes shown in the accompanying consolidated statements of operations consists of the following for the years ended December 31, 2014 and 2013 and for the period from inception to December 31, 2014:

			From August 24, 2005
	Years Ended December 31,		(inception) to
	2014	2013	December 31, 2014
Current tax provision:
Switzerland	$-	$-	$32,673
South Africa	-	-	-
United States	-	-	-
Brazil	-	-	-
Total current tax provision	-	$-	32,673

Deferred tax provision:
Switzerland	(278,301)	$(513,023)	(3,621,534)
South Africa	(171,594)	(19,435)	(2,012,578)
United States	(322,299)	(455,673)	(783,374)
Brazil	-	-	(235,375)
Change in valuation allowance	772,194	988,131	6,652,861
Total deferred provision	-	$-	-

Total	$-	$-	$32,673

Schedule of Deferred Tax Assets and Liabilities
The income tax effect of each type of temporary difference giving rise to the net deferred tax asset as follows:

	June 30,	December 31,
	2015	2014
Deferred tax assets:
Net operating loss carryforwards	$6,555,878	$6,652,861
Less: valuation allowance	(6,555,878)	(6,652,861)

Total	$-	$-

The income tax effect of each type of temporary difference giving rise to the net deferred tax asset as follows:

	December 31,	December 31,
	2014	2013
Deferred tax assets:
Net operating loss carryforwards	$6,652,861	$5,880,667
Less: valuation allowance	(6,652,861)	(5,880,667)

Total	$-	$-

Schedule of Effective Income Tax Rate Reconciliation
The following reconciles the effective income tax rates with the statutory rates for the three and six months ended June 30, 2015 and 2014:

			United
	Switzerland	South Africa	States	Brazil	Total

Statutory rate of tax	8.5%/18%	28.0%	35.0%	25.0%

Three months ended June 30, 2015:
Net income (loss) from operations before taxes	$312,843	$(122,324)	$(67,620)	$-	$122,899

As calculated at the statutory rate	56,767	(34,286)	(23,667)	-	(1,186)

Permanent differences	-	71	-	235,375	235,446
Change in valuation reserves	(56,767)	34,215	23,667	(235,375)	(234,260)

Provision for income taxes	$-	$-	$-	$-	$-

Three months ended June 30, 2014:
Net (loss) from operations before taxes	$(397,962)	$(157,520)	$(403,706)	$-	$(959,188)

As calculated at the statutory rate	(71,303)	(44,106)	(141,297)	-	(256,706)

Permanent differences	-	40	-	-	40
Change in valuation reserves	71,303	44,066	141,297	-	256,666

Provision for income taxes	$-	$-	$-	$-	$-

Six months ended June 30, 2015:
Net income (loss) from operations before taxes	$83,321	$(258,310)	$(233,985)	$-	$(408,974)

As calculated at the statutory rate	15,759	(72,327)	(81,894)	-	(138,462)

Permanent differences	-	71	-	235,375	235,446
Change in valuation reserves	(15,759)	72,256	81,894	(235,375)	(96,984)

Provision for income taxes	$-	$-	$-	$-	$-

Six months ended June 30, 2014:
Net (loss) from operations before taxes	$(883,745)	$(384,174)	$(647,105)	$-	$(1,915,024)

As calculated at the statutory rate	(158,070)	(107,569)	(226,487)	-	(492,126)

Permanent differences	-	79	-	-	79
Change in valuation reserves	158,070	107,490	226,487	-	492,047

Provision for income taxes	$-	$-	$-	$-	$-

The following reconciles the effective income tax rates with the statutory rates for the year ended December 31, 2014 and 2013, and for the period from inception to December 31, 2014:

	Switzerland	South Africa	United States	Brazil	Total

Statutory rate of tax	8.5%/18%	28.0%	35.0%	25.0%

Year ended December 31, 2014:
Net (loss) from operations before taxes	$(1,561,194)	$(616,550)	$(920,852)	$-	$(3,098,596)

As calculated at the statutory rate	(278,301)	(172,634)	(322,299)	-	(773,234)

Permanent differences	-	1,040	-	-	1,040
Change in valuation reserves	278,301	171,594	322,299	-	772,194

Provision for income taxes	$-	$-	$-	$-	$-

Year ended December 31, 2013:
Net (loss) from operations before taxes	$(2,883,099)	$(234,099)	$(1,301,924)	$-	$(4,419,122)

As calculated at the statutory rate	(513,023)	(65,548)	(455,673)	-	(1,034,244)

Permanent differences	-	46,113	-	-	46,113
Change in valuation reserves	513,023	19,435	455,673	-	988,131

Provision for income taxes	$-	$-	$-	$-	$-

For the period from August 24, 2005 (inception) to December 31, 2014:
Net (loss) from operations before taxes	$(20,960,178)	$(10,152,768)	$(2,238,210)	$(941,498)	$(34,292,654)

As calculated at the statutory rate	(3,601,186)	(2,842,775)	(783,374)	(235,375)	(7,462,710)

Permanent differences	12,325	830,197	-	-	842,522
Change in valuation reserves	3,621,534	2,012,578	783,374	235,375	6,652,861

Provision for income taxes	$32,673	$-	$-	$-	$32,673